Calamos Funds (Class I and R) | Calamos Discovery Growth Fund
The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 15 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Discovery Growth Fund:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Fund offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Discovery Growth Fund	Class I, Calamos Discovery Growth Fund	Class R, Calamos Discovery Growth Fund
Shareholder Fees Column [Text]	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Discovery Growth Fund		Class I, Calamos Discovery Growth Fund	Class R, Calamos Discovery Growth Fund
Operating Expenses Column [Text]		CLASS I	CLASS R
Management Fees		1.00%	1.00%
Distribution and/or Service Fees (12b-1)		none	0.50%
Other Expenses	[1]	1.08%	1.02%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)		0.02%	0.02%
Total Annual Operating Expenses		2.10%	2.54%
Expense Reimbursement	[2]	(0.83%)	(0.77%)
Total Annual Operating Expenses After Reimbursement		1.27%	1.77%
[1]	Because the Fund commenced operations on June 1, 2010, "Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.25% and 1.75% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Expense Example Calamos Discovery Growth Fund (USD $)	Class I, Calamos Discovery Growth Fund	Class R, Calamos Discovery Growth Fund
Expense Example, By Year, Column [Text]	CLASS I	CLASS R
One Year	129	180
Three Years	492	640